Gains or losses on financial assets and liabilities - Schedule of detail of liability balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial liabilities at fair value through profit or loss	€ 213,694	€ 188,511	€ 162,637
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	106,003	87,374	80,503
Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	15,471	15,074	9,017
Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	28,482	27,909	19,597
Customers
Financial instruments
Financial liabilities at fair value through profit or loss	62,050	44,391	51,889
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	11,686	7,554	5,371
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	44,015	35,830	26,174
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	51,968	57,753	50,589
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ 22	€ 0	€ 0